Suppliers	12 Months Ended
Dec. 31, 2021
Disclosure Suppliers Abstract
Suppliers
18.	Suppliers
	2021	2020
Local currency	1,401,093	1,164,193
Foreign currency	497,877	481,001
Total	1,898,970	1,645,194

Current	1,820,056	1,612,536
Non-current	78,914	32,658